Commitments and Contingencies - Future minimum lease payments (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Lessee, Operating Lease, Liability, Payment, Due [Abstract]
2022	$ 675
2023	210
2024	129
2025	1
Total minimum lease payments	1,015
Less effects of discounting	(50)
Present value of future minimum lease payments	$ 965	$ 2,316